Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure
Tonnage taxes for the period	$ 270	$ 245	$ 96
Potential income tax in absence of exemption	42	15	0